Investment in Aqualung (Tables)	6 Months Ended
Jun. 30, 2025
Investments accounted for using equity method [abstract]
Schedule of Changes in Investment in Aqualung

Changes in the Company's investment in Aqualung for the six months ended June 30, 2025 are as follows (in thousands):

Balance, December 31, 2024	$2,335
Effect of change in fair value	2,752
Effect of foreign exchange translation	263
Balance, June 30, 2025	$5,350